SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reclassifications on its balance sheet, Statement of Profit and Loss and Statement of cash flows

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
ASSETS
CURRENT
Cash and cash equivalent	679,668	(183,813	)(1)	495,855
Marketable Securities	5,497,978	183,813	(1)	5,681,791

TOTAL CURRENT ASSETS	29,272,652	—		29,272,652
NON-CURRENT	87,120,579	—		87,120,579
INVESTMENTS	26,531,534	—		26,531,534
FIXED ASSETS, NET	26,812,925	—		26,812,925
INTANGIBLE ASSETS, NET	761,739	—		761,739

TOTAL NON-CURRENT ASSETS	141,226,777	—		141,226,777

TOTAL ASSETS	170,499,429	—		170,499,429

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
LIABILITIES AND EQUITY
CURRENT
Reimbursement obligations	1,167,503	700,582	(2)	1,868,085
Others	1,952,220	(700,582	)(2)	1,251,638

TOTAL CURRENT LIABILITIES	31,138,510	—		31,138,510

NON-CURRENT

TOTAL NON-CURRENT LIABILITIES	95,295,992	—		95,295,992

EQUITY
Equity attributable to owners of the Company	44,203,470	—		44,203,470

Non-controlling interests	(138,543)	—		(138,543)

TOTAL EQUITY	44,064,927	—		44,064,927

TOTAL LIABILITIES AND EQUITY	170,499,429	—		170,499,429

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
NET OPERATING REVENUE	60,748,853	(432,850	)(3)	60,316,003

OPERATING EXPENSES

Remuneration and Indemnity	(362,702)	362,702	(3)	—
Operating charges (reversals), net	(14,867,952)	(1,998,587	)(4)	(16,866,539)
Others	(1,974,327)	70,148	(3)	(1,904,179)

	(45,842,328)	(1,565,737)		(47,408,065)

Operating profit (loss) before financial result	14,906,525	(1,998,587)		12,907,938

FINANCIAL RESULT

Monetary adjustment loss	(4,149,223)	1,998,587	(4)	(2,150,636)

	(5,929,311)	1,998,587		(3,930,724)

PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	8,977,214	—		8,977,214

RESULTS OF EQUITY METHOD INVESTMENTS	3,205,511	—		3,205,511

PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	12,182,725	—		12,182,725

TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(8,510,819)#	—		(8,510,819)

Net Income (Loss) for year	3,671,906	—		3,671,906

AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	3,584,529	—		3,584,529
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	87,377	—		87,377

	12/31/2015 Original	Reclassification		12/31/2015 Reclassified

NET OPERATING REVENUE	32,588,838	(407,995	)(3)	32,180,843

OPERATING EXPENSES

Remuneration and Indemnity	(348,874)	348,874	(3)	—
Operating charges (reversals), net	(11,586,767)	(425,922	)(4)	(12,012,689)
Others	(2,131,954)	59,121	(3)	(2,072,833)

	(42,628,283)	(17,927)		(42,646,210)

OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	(10,039,445)	(425,922)		(10,465,367)

FINANCIAL RESULT

Monetary adjustment loss	(1,362,380)	425,922	(4)	(936,458)

	(1,699,025)	425,922		(1,273,103)

PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	(11,738,470)	—		(11,738,470)

RESULTS OF EQUITY METHOD INVESTMENTS	531,446	—		531,446

PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	(11,207,024)	—		(11,207,024)

TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(710,112)	—		(710,112)

Net Income (Loss) for year	(11,917,136)	—		(11,917,136)

AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	(11,405,085)	—		(11,405,085)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	(512,051)	—		(512,051)

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
CASH FLOWS FROM OPERATING ACTIVITIES

Profit (Loss) before income tax and social contribution	12,182,725	—		12,182,725

Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Net monetary variations	1,599,915	(1,998,587	)(4)	(398,672)
Provisions for litigation	3,994,158	1,998,587	(4)	5,992,745

	(8,958,443)	—		(8,958,443)

Changes in:
Marketable securities	1,292,551	(183,813	)(1)	1,108,738

	3,684,696	(183,813)		3,500,883

Cash generated from operations	5,576,512	(183,813)		5,392,699

Payment of refinancing of taxes and contributions-principal	—	(132,879	)(5)	(132,879)

Net cash provided by operating activities	1,888,738	(316,692)		1,572,046

CASH FLOWS FROM FINANCING ACTIVITIES

Payment of refinancing of taxes and contributions-principal	(132,879)	132,879	(5)	—

Net cash provided by financing activities	2,870,763	132,879		3,003,642

CASH FLOWS FROM INVESTMENT ACTIVITIES

Net cash used in investment activities	(5,473,806)	—		(5,473,806)

Net decrese in cash and cash equivalents for the year	(714,305)	(183,813)		(898,118)

Cash and cash equivalents at the beginning of the year	1,393,973	—		1,393,973
Cash and cash equivalents at the end of the year	679,668	(183,813	)(1)	495,855

	12/31/2015 Original	Reclassification		12/31/2015 Reclassified
CASH FLOWS FROM OPERATING ACTIVITIES

Profit (Loss) before income tax and social contribution	(11,207,024)	—		(11,207,024)

Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Net monetary variations	(914,656)	(425,922	)(4)	(1,340,578)
Provisions for litigation	2,932,120	425,922	(4)	3,358,042

	14,951,417	—		14,951,417

Changes in:
Marketable securities	(2,886,138)	(348,102	)(1)	(3,234,240)

	(6,275,381)	(348,102)		(6,623,483)

Cash generated from operations	6,612,797	(348,102)		6,264,695

Payment of refinancing of taxes and contributions-principal	—	(117,058	)(5)	(117,058)

Net cash provided by operating activities	6,980,474	(465,160)		6,515,314

CASH FLOWS FROM FINANCING ACTIVITIES

Payment of refinancing of taxes and contributions-principal	(117,058)	117,058	(5)	—

Net cash provided by financing activities	2,018,973	117,058		2,136,031

CASH FLOWS FROM INVESTMENT ACTIVITIES

Net cash used in investment activities	(9,012,552)	—		(9,012,552)

Net decrese in cash and cash equivalents for the year	(13,105)	(348,102)		(361,207)

Cash and cash equivalents at the beginning of the year	1,407,078	—		1,407,078
Cash and cash equivalents at the end of the year	1,393,973	(348,102	)(1)	1,045,871

(1)	Reclassification from cash and cash equivalents to marketable securities, according to IAS 7.
(2)	Reclassification from Others to Reimbursement obligations, aiming at better presentation.
(3)

This specific accounting classification has in its calculation a main component, which is a percentage of generated energy, and other components that are not directly linked to the billing. Therefore, ANEEL, which is the industry regulator, recognizes these accounts as deduction of revenues. In order to meet a regulatory requirement, the Company reclassified these accounts.

(4)

When recognizing in a given year new provisions for loss contingencies related to events that in previous years did not qualify to be recognized, the previous practice was to record the principal amount as “operating expenses” and all financial expenses until the date of the recognition of the provision  as “financial expenses”. The Company decided to modify this policy to account for such provisions fully as “operating expenses” at the date of recognition, as it believes that such practice provides better information about the financial impact of the transaction at such date.

(5)	According to IAS 7, cash flows regarding income tax and social contribution are usually classified as operating activities. Therefore, the Company is correcting such item.

Schedule of equity interest over capital of subsidiary

	12/31/2017		12/31/2016
	Shareholding		Shareholding
Subsidiaries	Direct	Indirect	Direct	Indirect

Amazonas Distribuidora	100.00%	—		—
Amazonas GT	—	100.00%		100.00%
Boa Vista Energia	100.00%	—	100.00%	—
Ceal	100.00%	—	—	—
CELG- D (1)	—	—	100.00%	—
Cepisa	100.00%	—	100.00%	—
Ceron	100.00%	—	51.00%	—
CGTEE	99.99%	—	100.00%	—
Chesf	99.58%	—	100.00%	—
Eletroacre	96.71%	—	99.99%	—
Eletronorte	99.48%	—	99.58%	—
Eletronuclear	99.91%	—	96.71%	—
Eletropar	83.71%	—	99.48%	—
Eletrosul	99.88%	—	99.91%	—
Furnas	99.56%	—	83.71%	—
Chuí IX (3)	99.99%	—		99.99%
Santa Vitoria do Palmar (3)	78.00%	—	99.56%	—
Hermenegildo I (3)	99.99%	—	—	99.99%
Hermenegildo II (3)	99.99%	—	—	99.99%
Hermenegildo III (3)	99.99%	—	—	99.99%
Chuí Holding (3)	—	100.00%	—	—
Livramento	—	78.00%	—	—
Geribatu I (4)	—	100.00%	—	—
Geribatu II (4)	—	100.00%	—	—
Geribatu III (4)	—	100.00%	—	—
Geribatu IV (4)	—	100.00%	—	—
Geribatu V (4)	—	100.00%	—	—
Geribatu VI (4)	—	100.00%	—	—
Geribatu VII (4)	—	100.00%	—	—
Geribatu VIII (4)	—	100.00%	—	—
Geribatu IX (4)	—	100.00%	—	—
Geribatu X (4)	—	100.00%	—	—
Paraíso	—	100.00%	—	100.00%
Energia dos Ventos V	—	99.99%	—	99.99%
Energia dos Ventos VI	—	99.99%	—	99.99%
Energia dos Ventos VII	—	99.99%	—	99.99%
Energia dos Ventos VIII	—	99.99%	—	99.99%
Energia dos Ventos IX	—	99.99%	—	99.99%
Extremoz Transmissora do Nordeste S/A	—	100.00%	—	100.00%
Transenergia Goiás S.A	—	99.99%	—	99.99%
Brasil Ventos Energia S.A. (2)	—	100.00%	—	—
Complexo Eólico Pindaí I
Acauã Energia S.A.	—	99.93%	—	99.93%
Angical 2 Energia S.A.	—	99.96%	—	99.96%
Arapapá Energia S.A.	—	99.90%	—	99.90%
Caititu 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 3 Energia S.A.	—	99.96%	—	99.96%
Carcará Energia S.A.	—	99.96%	—	99.96%
Corrupião 3 Energia S.A.	—	99.96%	—	99.96%
Teiú 2 Energia S.A.	—	99.95%	—	99.95%
Complexo Eólico Pindaí II
Coqueirinho 2 Energia S.A.	—	99.98%	—	99.98%
Papagaio Energia S.A.	—	99.96%	—	99.96%
Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia S/A	—	83.01%	—	83.01%

(1) Subsidiary sold in February 2017

(2) Brasil Ventos Energia SA is a wholly-owned subsidiary of Furnas and was incorporated as a holding company, having as its main objective, in accordance with the Bylaws, the following activities: (i) shareholding in companies that generate energy from renewable sources, such as wind, solar and biomass, investment in the companies holding the exploration rights of the wind plants that make up the Acaraú Wind Complex and the Famosa III Wind Complex, commercialization of the electric energy generated in its ventures and investees.

(3) Transfer of Eletrosul SPEs to Eletrobras, see explanatory note 15.6.

(4) Companies consolidated by Santa Vitória do Palmar.